Trade and other receivables, net - Allowance for doubtful accounts (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables, net
Opening balance	$ 268,654	$ 170,016	$ 144,329
Additions, net	14,158	107,725	35,229
Accounts receivable write-off and uses	(21)	(9,087)	(9,542)
Closing balance	$ 282,791	$ 268,654	$ 170,016